First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Managed Volatility Conservative Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 32.5%
	Shares	Value ($)
International 9.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	4,912,152	60,370,346
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,506,299	24,135,660
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	1,259,935	13,834,086
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,422,803	13,232,071
Total		111,572,163
U.S. Large Cap 18.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	420,047	15,109,102
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	600,772	46,782,112
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	746,115	21,973,097
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,947,759	46,987,271
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	555,861	20,116,610
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	516,920	18,128,387
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	422,732	16,689,446
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	400,226	18,426,416
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	553,751	17,454,215
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	376,649	11,902,113
Total		233,568,769
U.S. Mid Cap 1.4%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	114,211	4,602,708
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	128,187	4,303,247
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	102,615	4,381,678
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	117,137	4,516,783
Total		17,804,416
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	362,055	4,236,043
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	423,248	4,317,125
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	543,776	15,258,368
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	451,783	15,003,696
Total		38,815,232
Total Equity Funds (Cost $267,151,615)		401,760,580

Exchange-Traded Fixed Income Funds 3.9%

Investment Grade 3.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	231,900	25,418,559
Vanguard Intermediate-Term Corporate Bond ETF	292,000	23,424,240
Total		48,842,799
Total Exchange-Traded Fixed Income Funds (Cost $49,931,865)		48,842,799

Fixed Income Funds 40.2%

Investment Grade 40.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,399,932	97,469,420
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,876,928	27,043,121
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,909,956	56,177,945
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,020,823	27,006,158
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,449,460	78,495,485
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	9,873,787	93,208,546
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	11,980,520	116,570,464
Total		495,971,139
Total Fixed Income Funds (Cost $568,637,125)		495,971,139
2	Variable Portfolio – Managed Volatility Conservative Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038- 04/13/2053	3.000%	24,393,000	22,216,462
04/17/2038- 04/13/2053	3.500%	34,000,000	31,929,258
04/13/2053	4.000%	37,546,000	35,909,373
04/13/2053	4.500%	45,000,000	44,090,811
Total Residential Mortgage-Backed Securities - Agency (Cost $131,308,566)			134,145,904

Options Purchased Puts 0.4%
Value ($)
(Cost $7,464,071)	4,688,335
Money Market Funds 22.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	274,516,162	274,461,258
Total Money Market Funds (Cost $274,401,317)		274,461,258
Total Investments in Securities (Cost: $1,298,894,559)		1,359,870,015
Other Assets & Liabilities, Net		(125,057,715)
Net Assets		1,234,812,300

At March 31, 2023, securities and/or cash totaling $4,989,305 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,894,691 USD	4,500,000 EUR	Barclays	05/25/2023	—	(14)
6,058,857 USD	63,000,000 NOK	Barclays	05/25/2023	—	(27,099)
3,500,000 CHF	3,826,266 USD	Citi	05/25/2023	—	(20,764)
3,042,033 USD	400,000,000 JPY	Citi	05/25/2023	—	(5,924)
667,902 USD	1,000,000 AUD	UBS	05/25/2023	1,814	—
2,157,199 USD	1,750,000 GBP	UBS	05/25/2023	3,904	—
3,367,246 USD	35,000,000 SEK	UBS	05/25/2023	14,382	—
Total				20,100	(53,801)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	85	06/2023	EUR	3,621,850	164,185	—
FTSE 100 Index	12	06/2023	GBP	916,680	19,024	—
MSCI Singapore Index	10	04/2023	SGD	306,250	3,401	—
OMXS30 Index	60	04/2023	SEK	13,300,500	36,768	—
S&P 500 Index E-mini	176	06/2023	USD	36,412,200	1,809,153	—
SPI 200 Index	8	06/2023	AUD	1,438,200	20,614	—
TOPIX Index	15	06/2023	JPY	300,525,000	79,058	—
U.S. Long Bond	45	06/2023	USD	5,902,031	117,472	—
U.S. Long Bond	20	06/2023	USD	2,623,125	—	(18,164)
U.S. Treasury 10-Year Note	208	06/2023	USD	23,903,750	694,996	—
U.S. Treasury 10-Year Note	70	06/2023	USD	8,044,531	—	(75,631)
U.S. Treasury 2-Year Note	179	06/2023	USD	36,955,110	399,520	—
U.S. Treasury 5-Year Note	424	06/2023	USD	46,431,313	990,112	—
U.S. Treasury 5-Year Note	20	06/2023	USD	2,190,156	—	(14,726)
U.S. Treasury Ultra Bond	11	06/2023	USD	1,552,375	20,598	—
U.S. Treasury Ultra Bond	22	06/2023	USD	3,104,750	—	(63,395)
Total					4,354,901	(171,916)

Variable Portfolio – Managed Volatility Conservative Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(159)	06/2023	USD	(14,417,325)	—	(289,835)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	71,912,925	175	3,200.00	06/21/2024	3,166,634	1,562,750
S&P 500 Index	JPMorgan	USD	16,437,240	40	3,100.00	06/21/2024	395,002	312,000
S&P 500 Index	JPMorgan	USD	8,629,551	21	3,300.00	06/21/2024	237,210	214,095
S&P 500 Index	JPMorgan	USD	50,133,582	122	3,200.00	12/20/2024	2,153,475	1,463,390
S&P 500 Index	JPMorgan	USD	34,518,204	84	3,300.00	12/20/2024	1,511,750	1,136,100
Total							7,464,071	4,688,335
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	213,788,464	104,911,146	(44,269,083)	30,731	274,461,258	—	(2,218)	2,785,816	274,516,162
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	19,051,676	—	(2,255,622)	(1,686,952)	15,109,102	—	3,387,121	—	420,047
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	47,899,780	18,608	(2,349,271)	1,212,995	46,782,112	—	2,716,437	—	600,772
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	95,747,596	30,867	(1,897,183)	3,588,140	97,469,420	—	(362,824)	—	11,399,932
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	21,222,410	31,242	(1,066,421)	1,785,866	21,973,097	—	940,146	—	746,115
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	26,816,211	33,154	(521,414)	715,170	27,043,121	—	(48,307)	—	2,876,928
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	53,118,597	145,550	(726,431)	3,640,229	56,177,945	—	(232,858)	—	6,909,956
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	52,558,558	8,073,945	(2,932,801)	2,670,644	60,370,346	—	(493,395)	1,148,303	4,912,152
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	48,113,883	23,061	(4,524,797)	3,375,124	46,987,271	—	295,692	—	2,947,759
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	22,396,696	114,520	(1,655,592)	(739,014)	20,116,610	—	529,974	—	555,861
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	4,306,450	353	(159,525)	455,430	4,602,708	—	23,279	—	114,211
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	4,451,436	32,645	(107,696)	(73,138)	4,303,247	—	109,346	—	128,187
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	4,460,089	35,653	(426,775)	167,076	4,236,043	—	(62,352)	—	362,055
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,843,889	54,273	—	418,963	4,317,125	—	—	—	423,248
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	26,613,565	14,380	(456,430)	834,643	27,006,158	—	(71,009)	—	3,020,823
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	77,088,441	43,991	(1,474,394)	2,837,447	78,495,485	—	(277,107)	—	8,449,460
CTIVP® – MFS® Value Fund, Class 1 Shares
	19,709,907	55,606	(1,043,271)	(593,855)	18,128,387	—	375,744	—	516,920
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	14,947,792	—	—	1,741,654	16,689,446	—	—	—	422,732
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	18,499,920	2,127	(771,160)	695,529	18,426,416	—	981,159	—	400,226
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	19,207,880	80,257	(1,111,676)	(722,246)	17,454,215	—	528,111	—	553,751
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	91,547,737	28,587	(1,909,481)	3,541,703	93,208,546	—	(245,233)	—	9,873,787
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	4,471,600	21,016	(83,972)	(26,966)	4,381,678	—	106,775	—	102,615
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	4,367,122	6,523	(103,241)	246,379	4,516,783	—	115,028	—	117,137
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	114,736,163	55,069	(2,423,135)	4,202,367	116,570,464	—	(326,016)	—	11,980,520
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	12,309,096	9,487	(492,379)	75,909	11,902,113	—	646,527	—	376,649
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	20,589,405	2,614,642	(1,342,946)	2,274,559	24,135,660	—	(358,777)	342,688	2,506,299
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	11,965,295	1,201,230	(424,164)	1,091,725	13,834,086	—	(8,354)	65,970	1,259,935
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	12,227,016	1,041,012	(721,929)	685,972	13,232,071	—	65,266	283,840	1,422,803
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	15,166,728	75,891	(631,260)	647,009	15,258,368	—	(73,982)	—	543,776
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	15,354,062	95,788	(479,209)	33,055	15,003,696	—	259,278	—	451,783
Total	1,096,577,464			33,126,148	1,172,192,977	—	8,517,451	4,626,617

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Variable Portfolio – Managed Volatility Conservative Growth Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2023 (Unaudited)
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Variable Portfolio – Managed Volatility Conservative Growth Fund | First Quarter Report 2023

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1QT7046_12_B01_(05/23)